Loss per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Net loss	$ (40,952)	$ (70,848)
Non-controlling interest portion of net loss	(1,642)	908
Net loss for the period attributable to owners of the Company	$ (39,310)	$ (71,756)
Weighted average number of common shares - basic	74,329,171	62,775,446
Basic loss per share	$ (0.53)	$ (1.14)
Dilutive loss per share	$ (0.53)	$ (1.14)
Attributable to owners of the Company
Disclosure of analysis of other comprehensive income by item [line items]
Net loss	$ (39,310)	$ (71,975)